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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York                  May 16, 2011
--------------------       ------------------               -----------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  73
                                                 ----------

Form 13F Information Table Value Total:          $1,927,053
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2011



    COLUMN 1                  COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6 COLUMN 7        COLUMN 8
                                                            VALUE        SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP     (x$1000)      PRN AMT   PRN  CALL  DISC. MGRS     SOLE     SHARED  NONE
-----------------------   ---------------      ---------  ----------   ----------  ---  ----  ----  ----  ----------  ------  -----
AGCO CORP                 NOTE 1.750%12/3      001084AL6  $   57,725   23,661,000  PRN        SOLE        23,661,000
AIRTRAN HLDGS INC         NOTE 5.250%11/0      00949PAD0  $   44,070   30,586,000  PRN        SOLE        30,586,000
ALCOA INC                 NOTE 5.250% 3/1      013817AT8  $   62,199   22,100,000  PRN        SOLE        22,100,000
AMR CORP                  NOTE 6.250%10/1      001765BC9  $    4,772    4,600,000  PRN        SOLE         4,600,000
ALLERGAN INC              NOTE 1.500% 4/0      018490AL6  $   20,999   18,800,000  PRN        SOLE        18,800,000
ALPHA NATURAL RESOURCES
INC                       COM                  02076X102  $    5,397       90,900  SH   PUT   SOLE            90,900
ARCHER DANIELS MIDLAND CO COM                  039483102  $    3,831      106,400  SH         SOLE           106,400
BLACKROCK INC             DBCV 2.625% 2/1      09247XAB7  $   39,406   19,202,000  PRN        SOLE        19,202,000
BORGWARNER INC            NOTE 3.500% 4/1      099724AF3  $   26,883   10,981,000  PRN        SOLE        10,981,000
CMS ENERGY CORP           NOTE 2.875%12/0      125896AW0  $   11,433    7,500,000  PRN        SOLE         7,500,000
CEMEX SAB DE CV           SPON ADR NEW         151290889  $    5,936      664,700  SH         SOLE           664,700
CHESAPEAKE ENERGY CORP    NOTE 2.500% 5/1      165167CA3  $      612      571,000  PRN        SOLE           571,000
CITIGROUP INC             UNIT 99/99/9999      172967416  $   30,912      245,000  SH         SOLE           245,000
CYCLACEL PHARMACEUTICALS
INC                       PFD CONV EX 6%       23254L207  $      843      196,000  SH         SOLE           196,000
DRYSHIPS INC.             NOTE 5.000%12/0      262498AB4  $   23,179   23,318,000  PRN        SOLE        23,318,000
EASTMAN KODAK CO          COM                  277461109  $      439      136,000  SH         SOLE           136,000
EMERGENCY MEDICAL SVCS
CORP                      CL A                 29100P102  $    4,769       75,000  SH         SOLE            75,000
EMERGENCY MEDICAL SVCS
CORP                      CL A                 29100P102  $    7,027      110,500  SH   CALL  SOLE           110,500
ENERGY CONVERSION DEVICES
IN                        NOTE 3.000% 6/1      292659AA7  $    7,441   12,198,000  PRN        SOLE        12,198,000
FAIRPOINT COMMUNICATIONS
INC                       COM NEW              305560302  $   78,080    4,628,325  SH         SOLE         4,628,325
FORD MTR CO DEL           NOTE 4.250%11/1      345370CN8  $   82,468   45,533,000  PRN        SOLE        45,533,000
GSI GROUP INC CDA NEW     COM NEW              36191C205  $      132       12,791  SH         SOLE            12,791
GENCORP INC               SDCV 4.062%12/3      368682AN0  $    8,841    9,045,000  PRN        SOLE         9,045,000
GENZYME CORP              COM                  372917104  $   51,252      673,000  SH         SOLE           673,000
GENZYME CORP              COM                  372917104  $   26,654      350,000  SH   CALL  SOLE           350,000
HARVEST NATURAL RESOURCES
IN                        NOTE 8.250% 3/0      41754VAA1  $   17,137    6,300,000  PRN        SOLE         6,300,000
HERTZ GLOBAL HOLDINGS INC NOTE 5.250% 6/0      42805TAA3  $   48,858   24,200,000  PRN        SOLE        24,200,000
ILLUMINA INC              NOTE 0.625% 2/1      452327AB5  $   63,863   20,000,000  PRN        SOLE        20,000,000
INCYTE CORP               NOTE 4.750%10/0      45337CAJ1  $   25,472   12,700,000  PRN        SOLE        12,700,000
INGERSOLL-RAND GLOBAL
HLDG C                    NOTE 4.500% 4/1      45687AAD4  $   22,564    8,319,000  PRN        SOLE         8,319,000
INTEL CORP                COM                  458140100  $    2,981      147,700  SH         SOLE           147,700
INVITROGEN CORP           NOTE 3.250% 6/1      46185RAM2  $      554      500,000  PRN        SOLE           500,000
ISTAR FINL INC            FRNT 10/0            45031UBF7  $   24,459   27,026,000  PRN        SOLE        27,026,000
IXIA                      COM                  45071R109  $      635       40,000  SH         SOLE            40,000
JETBLUE AIRWAYS CORP      DBCV 5.500%10/1      477143AD3  $    3,057    2,000,000  PRN        SOLE         2,000,000
JETBLUE AIRWAYS CORP      DBCV 6.750%10/1      477143AF8  $   23,479   15,290,000  PRN        SOLE        15,290,000
JETBLUE AIRWAYS CORP      DBCV 6.750%10/1      477143AG6  $   12,037    7,621,000  PRN        SOLE         7,621,000
L-3 COMMUNICATIONS CORP   DEBT 3.000% 8/0      502413AW7  $   50,357   50,000,000  PRN        SOLE        50,000,000
LIBERTY GLOBAL INC        NOTE 4.500%11/1      530555AB7  $   85,917   50,596,000  PRN        SOLE        50,596,000
LIBERTY MEDIA CORP NEW    DEB 3.125% 3/3       530718AF2  $   15,464   13,000,000  PRN        SOLE        13,000,000
MASSEY ENERGY CO          NOTE 3.250% 8/0      576203AJ2  $   29,027   25,500,000  PRN        SOLE        25,500,000
MASSEY ENERGY COMPANY     COM                  576206106  $   23,926      350,000  SH         SOLE           350,000
MASSEY ENERGY COMPANY     COM                  576206106  $   11,621      170,000  SH   CALL  SOLE           170,000
MCMORAN EXPLORATION CO    COM                  582411104  $    2,657      150,000  SH   PUT   SOLE           150,000
METLIFE INC               UNIT 99/99/9999      59156R116  $   78,241      925,000  SH         SOLE           925,000
MICROCHIP TECHNOLOGY INC  SDCV 2.125%12/1      595017AB0  $   10,233    7,500,000  PRN        SOLE         7,500,000
MICROSOFT CORP            COM                  594918104  $   11,970      471,447  SH         SOLE           471,447
MOLSON COORS BREWING CO   CL B                 60871R209  $    7,137      152,200  SH         SOLE           152,200
MOLYCORP INC DEL          PFD CONV SER A       608753208  $   16,943      150,000  SH         SOLE           150,000
MYLAN INC                 NOTE 3.750% 9/1      628530AJ6  $   66,267   36,000,000  PRN        SOLE        36,000,000
NETAPP INC                NOTE 1.750% 6/0      64110DAB0  $   35,613   22,500,000  PRN        SOLE        22,500,000
NICOR INC                 COM                  654086107  $    2,341       43,600  SH   CALL  SOLE            43,600
OLD REP INTL CORP         NOTE 3.750% 3/1      680223AH7  $   20,111   20,000,000  PRN        SOLE        20,000,000
OMNICOM GROUP INC         COM                  681919106  $    7,717      157,300  SH         SOLE           157,300



    COLUMN 1                  COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6 COLUMN 7        COLUMN 8
                                                            VALUE        SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP     (x$1000)      PRN AMT   PRN  CALL  DISC. MGRS     SOLE     SHARED  NONE
-----------------------   ---------------      ---------  ----------   ----------  ---  ----  ----  ----  ----------  ------  -----
OMNICOM GROUP INC         NOTE 7/3             681919AV8  $   10,308   10,000,000  PRN        SOLE        10,000,000
PEABODY ENERGY CORP       SDCV 4.750%12/1      704549AG9  $    9,934    7,500,000  PRN        SOLE         7,500,000
PULSE ELECTRONICS CORP    NOTE 7.000%12/1      74586WAA4  $    9,612    8,500,000  PRN        SOLE         8,500,000
QUAD / GRAPHICS INC       COM CL A             747301109  $  122,182    2,872,163  SH         SOLE         2,872,163
SMURFIT-STONE CONTAINER
CORP                      COM                  83272A104  $    6,184      160,000  SH         SOLE           160,000
STANLEY BLACK & DECKER
INC                       COM                  854502101  $   17,174      224,200  SH         SOLE           224,200
SYMANTEC CORP             COM                  871503108  $   12,264      661,500  SH         SOLE           661,500
TEXTRON INC               NOTE 4.500% 5/0      883203BN0  $   67,033   31,185,000  PRN        SOLE        31,185,000
TRIUMPH GROUP INC NEW     NOTE 2.625%10/0      896818AB7  $   32,990   20,200,000  PRN        SOLE        20,200,000
UAL CORP                  NOTE 6.000%10/1      902549AJ3  $   79,301   28,070,000  PRN        SOLE        28,070,000
UNITED RENTALS INC        NOTE 4.000%11/1      911363AL3  $   34,316   11,082,000  PRN        SOLE        11,082,000
UNITED STATES STL CORP
NEW                       NOTE 4.000% 5/1      912909AE8  $   89,865   49,300,000  PRN        SOLE        49,300,000
VERIGY LTD                NOTE 5.250% 7/1      92345XAB4  $    2,187    1,765,000  PRN        SOLE         1,765,000
VIRGIN MEDIA INC          NOTE 6.500%11/1      92769LAB7  $   46,544   27,500,000  PRN        SOLE        27,500,000
WESCO INTL INC            COM                  95082P105  $   17,812    7,500,000  SH         SOLE         7,500,000
WEST PHARMACEUTICAL SVSC
INC                       SDCV 4.000% 3/1      955306AA3  $   19,055   19,700,000  PRN        SOLE        19,700,000
WESTERN REFNG INC         NOTE 5.750% 6/1      959319AC8  $   21,982   12,500,000  PRN        SOLE        12,500,000
WHITING PETE CORP NEW     PERP PFD CONV        966387201  $      971        2,807  SH         SOLE             2,807
ZIONS BANCORPORATION      *W EXP 05/22/202     989701115  $    1,404      200,000  SH         SOLE           200,000

Total Fair Market Value (in thousands)         Total      $1,927,053
